SCHEDULE OF PROPERTY PLANT AND EQUIPMENT,USEFUL LIFE (Details)	Jun. 30, 2025
Office Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]